Equity (Tables)	12 Months Ended
Jun. 30, 2022
Equity [Abstract]
Schedule of capital (number of shares)
Shareholder	2022	2021

Cresud S.A.C.I.F.Y.A.	39,159,930	40,366,917
Board of Directors	189,700	190,800
Executive Board	249,653	263,353
Officers	439,353	454,153
Treasury	3,533,498	3,185,087
Other	59,244,226	58,370,851
Total shares of paid-up capital	102,377,007	102,377,008
Total free float shares	59,244,226	58,370,851
Free float shares as percentage of total shares (%)	58	57

Schedule of capital increase and equity increase
	Number of shares	Amount
Unrestricted shares	4,402,404	97,569
Restricted shares	812,981	18,018
Shares issued in the initial exchange ratio / Capital increase	5,215,385	115,587

Unrestricted shares (final exchange ratio) / Capital increase	4,044,654	82,021

Reserve of goodwill on share issue		(33,566)
Return of shares – Acquisition of Agrifirma		8,584
Return of shares – Agreement of Agrifirma		9,676
		(15,306)

Schedule of capital transactions shareholders
2021
Consideration	(165,764)
Net assets acquired	154,733
Effect of reorganization	(11,031)

Schedule of dividends
	2022	2021
Income for the year	520,100	317,646
(-) Constitution of legal reserve (5% of net income)	(26,005)	(15,882)
Adjusted profit for the year	494,095	301,764

(-) Mandatory minimum dividends - 25% of adjusted net income	(123,524)	(75,441)
(-) Additional dividends proposed	(196,476)	(184,559)

Proposed dividends	(320,000)	(260,000)

Constitution of reserve for investments and expansion	174,095	41,764

Total shares of paid up capital (per thousand shares)	102,377	102,377
(-) Treasury shares (per thousand shares)	(3,533)	(3,185)
(=) Outstanding shares (per thousand shares)	98,844	99,192

Dividend per share (R$)	3.24	2.62

Schedule of changes in treasury shares
Treasury shares	Number of shares	Amount (R$)
At June 30, 2020	2,761,820	31,501
Return of shares – Acquisition of Agrifirma	423,267	8,584
At June 30, 2021	3,185,087	40,085
Return of shares – Agreement of Agrifirma	348,411	9,676
At June 30, 2022	3,533,498	49,761